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AUTOMATED CASH MANAGEMENT TRUST
(A PORTFOLIO OF MONEY MARKET OBLIGATIONS TRUST)
PROSPECTUS

The shares of Automated Cash Management Trust (the "Fund") offered by this prospectus represent interests in a diversified portfolio of Money Market Obligations Trust (the "Trust"), an open-end management investment company (a mutual fund). The Fund invests in short-term money market securities to provide stability of principal and current income consistent with stability of principal.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. THE FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO DO SO.

This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.

The Fund has also filed a Statement of Additional Information dated September 30, 1995, with the Securities and Exchange Commission. The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information, which is in paper form only, or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-235-4669. To obtain other information, or make inquiries about the Fund, contact the Fund at the address listed in the back of this prospectus.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus dated September 30, 1995

TABLE OF CONTENTS
--------------------------------------------------------------------------------

SUMMARY OF FUND EXPENSES                                                       1
------------------------------------------------------

FINANCIAL HIGHLIGHTS                                                           2
------------------------------------------------------

GENERAL INFORMATION                                                            3
------------------------------------------------------

INVESTMENT INFORMATION                                                         3
------------------------------------------------------

  Investment Objective                                                         3
  Investment Policies                                                          3
  Other Investment Techniques                                                  5
  Investment Risks                                                             6
  Investment Limitations                                                       6
  Regulatory Compliance                                                        6

TRUST INFORMATION                                                              7
------------------------------------------------------

  Management of the Trust                                                      7
  Distribution of Shares                                                       8
  Administration of the Fund                                                   8

NET ASSET VALUE                                                                9
------------------------------------------------------

INVESTING IN THE FUND                                                          9
------------------------------------------------------
  Share Purchases                                                              9
  Minimum Investment Required                                                 10
  Subaccounting Services                                                      10
  Certificates and Confirmations                                              10
  Dividends                                                                   10
  Capital Gains                                                               10
  Retirement Plans                                                            11

REDEEMING SHARES                                                              11
------------------------------------------------------

  By Mail                                                                     11
  Telephone Redemption                                                        12
  Accounts with Low Balances                                                  12

SHAREHOLDER INFORMATION                                                       12
------------------------------------------------------

  Voting Rights                                                               12
  Massachusetts Partnership Law                                               13

TAX INFORMATION                                                               13
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  Federal Income Tax                                                          13
  Pennsylvania Corporate and Personal
     Property Taxes                                                           13

PERFORMANCE INFORMATION                                                       14
------------------------------------------------------

FINANCIAL STATEMENTS                                                          15
------------------------------------------------------

REPORT OF INDEPENDENT PUBLIC
  ACCOUNTANTS                                                                 27
------------------------------------------------------

ADDRESSES                                                                     28
------------------------------------------------------


SUMMARY OF FUND EXPENSES
--------------------------------------------------------------------------------

                               SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Load Imposed on Purchases
  (as a percentage of offering price)........................................              None
Maximum Sales Load Imposed on Reinvested Dividends
  (as a percentage of offering price)........................................              None
Contingent Deferred Sales Charge (as a percentage of original
  purchase price or redemption proceeds, as applicable)......................              None
Redemption Fee (as a percentage of amount redeemed, if applicable)...........              None
Exchange Fee.................................................................              None
                                ANNUAL FUND OPERATING EXPENSES
                            (As a percentage of average net assets)
Management Fee (after waiver)................................................             0.11%
12b-1 Fee....................................................................              None
Total Other Expenses.........................................................             0.46%
          Shareholder Services Fee (after waiver)(2).........................    0.24%
     Total Fund Operating Expenses(3)........................................             0.57%


(1) The management fee has been reduced to reflect the voluntary waiver of a portion of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.50%.

(2) The maximum shareholder services fee is 0.25%.

(3) The total Fund operating expenses would have been 0.97% absent the voluntary waivers of a portion of the management fee and a portion of the shareholder services fee.

     THE PURPOSE OF THIS TABLE IS TO ASSIST AN INVESTOR IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT A SHAREHOLDER OF THE FUND WILL BEAR, EITHER DIRECTLY OR INDIRECTLY. FOR MORE COMPLETE DESCRIPTIONS OF THE VARIOUS COSTS AND EXPENSES, SEE "TRUST INFORMATION". WIRE TRANSFERRED REDEMPTIONS OF LESS THAN $5,000 MAY BE SUBJECT TO ADDITIONAL FEES.

                        EXAMPLE                          1 year  3 years  5 years 10 years
-------------------------------------------------------------------------------------------
You would pay the following expenses on a $1,000
  investment, assuming (1) 5% annual return and
  (2) redemption at the end of each time period......... $6      $18      $32      $71


     THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


AUTOMATED CASH MANAGEMENT TRUST
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Independent Public Accountants on page 27.

               THREE MONTHS                                          YEAR ENDED APRIL 30,
                  ENDED         ----------------------------------------------------------------------------------------------
             JULY 31, 1995(A)   1995      1994     1993      1992     1991     1990     1989     1988      1987    1986
             ----------------   ----      ----     ----      ----     ----     ----     ----     ----      ----    ----
NET ASSET VALUE,
BEGINNING OF
PERIOD            $1.00         $1.00     $1.00    $1.00     $1.00    $1.00    $1.00    $1.00    $1.00     $1.00  $1.00
----------------
INCOME FROM
INVESTMENT
OPERATIONS
----------------
Net investment
income             0.01          0.05      0.03     0.03      0.05     0.07     0.08     0.08     0.07      0.06    0.07
----------------
LESS
DISTRIBUTIONS
----------------
Distributions from
net investment
income            (0.01)        (0.05)    (0.03)   (0.03)    (0.05)   (0.07)   (0.08)   (0.08)   (0.07)    (0.06)  (0.07)
----------------  -----         -----     -----    -----     -----    -----    -----    -----    -----     -----   -----
NET ASSET VALUE,
END OF PERIOD     $1.00         $1.00     $1.00    $1.00    $1.00    $1.00    $1.00    $1.00     $1.00     $1.00    $1.00
---------------   -----         -----     -----    -----    -----    -----    -----    -----     -----     -----    -----
TOTAL RETURN (b)   1.42%         4.82%     2.84%    3.11%    5.02%    7.52%    8.69%    8.20%     6.72%     6.00%   7.69%
---------------
RATIOS TO AVERAGE
NET ASSETS
---------------
Expenses           0.57%(c)   0.57%     0.57%    0.56%    0.56%   0.55%      0.55%     0.55%     0.55%     0.55%    0.55%
---------------
Net investment
income             5.60%(c)   4.71%     2.80%    3.07%    4.88%   7.23%      8.32%     7.93%     6.53%     5.82%    7.43%
---------------
Expense waiver/
reimbursement (d)  0.40%(c)   0.33%     0.07%    0.04%    0.03%   0.12%      0.09%     0.10%     0.04%     0.04%    0.06%
---------------
SUPPLEMENTAL DATA
---------------
Net assets, end
of period (000
omitted)   $1,141,043  $983,099  $975,453 $1,172,170 $1,220,212 $1,464,710 $1,164,013  $943,136 $924,558 $867,725  $764,841
---------------


(a) The Fund was reorganized into Money Market Obligations Trust effective July 30, 1994. The Fund has changed its fiscal year-end from April 30, to July 31, effective October 27, 1994.

(b) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.

(c) Computed on an annualized basis.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


GENERAL INFORMATION
--------------------------------------------------------------------------------

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated October 3, 1988. The Declaration of Trust permits the Trust to offer separate series of shares representing interests in separate portfolios of securities. The Fund is designed as a convenient means of accumulating an interest in a professionally managed, diversified portfolio investing in short-term money market securities. A minimum initial investment of $25,000 within a 90-day period is required.

The Fund attempts to stabilize the value of a share at $1.00. Shares are currently sold and redeemed at that price.

INVESTMENT INFORMATION
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The investment objective of the Fund is stability of principal and current income consistent with stability of principal. This investment objective cannot be changed without shareholder approval. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus.

INVESTMENT POLICIES

The Fund pursues its investment objective by investing in a portfolio of money market instruments maturing in 13 months or less. The average maturity of money market instruments in the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less. Unless indicated otherwise, the investment policies set forth below may not be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.

ACCEPTABLE INVESTMENTS. The Fund invests in high quality money market instruments that are either rated in the highest short-term rating category by one or more nationally recognized statistical rating organizations ("NRSROs") or are of comparable quality to securities having such ratings. Examples of these instruments include, but are not limited to:

     - instruments of foreign banks and savings and loans (such as certificates of deposit, demand and time deposits, savings shares, and bankers' acceptances) if they have capital, surplus, and undivided profits of over $100,000,000, or if the principal amount of the instrument is insured by the Bank Insurance Fund ("BIF") which is administered by the Federal Deposit Insurance Corporation ("FDIC") or the Savings Association Insurance Fund ("SAIF") which is administered by the FDIC. These instruments may include Eurodollar Certificates of Deposit ("ECDs"), Yankee Certificates of Deposit ("Yankee CDs"), and Eurodollar Time Deposits ("ETDs");

     - commercial paper rated A-1 by Standard and Poor's Ratings Group, Prime-1 by Moody's Investors Service, Inc., or F-1 by Fitch Investors Service, and unrated but of comparable quality, including Canadian Commercial Paper ("CCPs") and Europaper;


     - marketable obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities; and

     - repurchase agreements.

The Fund invests only in instruments denominated and payable in U.S. dollars.

RATINGS. An NRSRO's highest rating category is determined without regard for sub-categories and gradations. For example, securities rated A-1 or A-1+ by Standard & Poor's Ratings Group ("S&P"), Prime-1 by Moody's Investors Service, Inc. ("Moody's"), or F-1 (+ or -) by Fitch Investors Service, Inc. ("Fitch") are all considered rated in the highest short-term rating category. The Fund will follow applicable regulations in determining whether a security rated by more than one NRSRO can be treated as being in the highest short-term rating category; currently, such securities must be rated by two NRSROs in their highest rating category. See "Regulatory Compliance."

REPURCHASE AGREEMENTS. Certain securities in which the Fund invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell U.S. government securities or certificates of deposit to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price within one year from the date of acquisition. The Fund or its custodian will take possession of the securities subject to repurchase agreements and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers which are found by the Fund's investment adviser to be creditworthy pursuant to guidelines established by the Trustees.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase short-term U.S. government securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The Fund engages in when-issued and delayed delivery transactions only for the purpose of acquiring portfolio securities consistent with the Fund's investment objective and policies, not for investment leverage. In when-issued and delayed delivery transactions, the Fund relies on the seller to complete the transaction. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, the Fund may pay more or less than the market value of the securities on the settlement date.

The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.


RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may otherwise invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities law. However, the Fund will limit investments in illiquid securities, including restricted securities and repurchase agreements providing for settlement in more than seven days after notice, to 10% of its net assets. Certain instruments in which the Fund may invest, such as ETDs and repurchase agreements with maturities of more than seven days, could be considered illiquid.

The Fund may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Section 4(2) commercial paper is restricted as to disposition under federal securities law, and is generally sold to institutional investors, such as the Fund, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) commercial paper is normally resold to other institutional investors like the Fund through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity. The Fund believes that Section 4(2) commercial paper and possibly certain other restricted securities which meet the criteria for liquidity established by the Trustees of the Fund are quite liquid. As a matter of operating policy, the Fund intends, therefore, to treat the restricted securities which meet the criteria for liquidity established by the Trustees, including Section 4(2) commercial paper, as determined by the Fund's investment adviser, as liquid and not subject to the investment limitation applicable to illiquid securities. In addition, because Section 4(2) commercial paper is liquid, the Fund intends to not subject such paper to the limitation applicable to restricted securities.
OTHER INVESTMENT TECHNIQUES

CREDIT ENHANCEMENT. Certain of the Fund's acceptable investments may be credit enhanced by a guaranty, letter of credit, or insurance. The Fund typically evaluates the credit quality and ratings of credit-enhanced securities based upon the financial condition and ratings of the party providing the credit enhancement (the "credit enhancer"), rather than the issuer. Generally, the Fund will not treat credit-enhanced securities as having been issued by the credit enhancer for diversification purposes. However, under certain circumstances applicable regulations may require the Fund to treat the securities as having been issued by both the issuer and the credit enhancer. The bankruptcy, receivership, or default of the credit enhancer will adversely affect the quality and marketability of the underlying security.

DEMAND FEATURES. The Fund may acquire securities that are subject to puts and standby commitments ("demand features") to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by the Fund. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities, or by another third party, and may not be transferred separately from the underlying security. The Fund uses these arrangements to provide the Fund with liquidity and not to protect against changes in the market value of the underlying securities. The bankruptcy, receivership, or default by the issuer of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise, will adversely affect the liquidity of the underlying security. Demand features that are exercisable even after a payment default on the underlying security may be treated as a form of credit enhancement.

INVESTMENT RISKS
ECDs, ETDs, Yankee CDs, Canadian Commercial Paper, and Europaper are subject to different risks than domestic obligations of domestic banks or corporations. Examples of these risks include international economic and political developments, foreign governmental restrictions that may adversely affect the payment of principal or interest, foreign withholding or other taxes on interest income, difficulties in obtaining or enforcing a judgment against the issuing entity, and the possible impact of interruptions in the flow of international currency transactions. Risks may also exist for ECDs, ETDs, and Yankee CDs because the banks issuing these instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as reserve requirements, loan limitations, examinations, accounting, auditing, recordkeeping, and the public availability of information. These factors will be carefully considered by the Fund's adviser in selecting investments for the Fund.

INVESTMENT LIMITATIONS

The Fund will not borrow money directly or through reverse repurchase agreements (arrangements in which the Fund sells a money market instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge up to 10% of the value of its total assets to secure such borrowings. This investment limitation cannot be changed without shareholder approval.

REGULATORY COMPLIANCE

The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in this prospectus and its Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940, as amended. In particular, the Fund will comply with the various requirements of Rule 2a-7 which regulates money market mutual funds. For example, with limited exceptions, Rule 2a-7 prohibits the investment of more than 5% of the Fund's total assets in the securities of any one issuer, although the Fund's investment limitation only requires such 5% diversification with respect to 75% of its assets. The Fund will invest more than 5% of its assets in any one issuer only under the circumstances permitted by Rule 2a-7. The Fund will also determine the effective maturity of its investments, as well as its ability to consider a security as having received the requisite short-term ratings by NRSROs, according to Rule 2a-7. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.


TRUST INFORMATION
--------------------------------------------------------------------------------

MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES. The Trust is managed by a Board of Trustees. The Trustees are responsible for managing the Fund's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. An Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER. Investment decisions for the Fund are made by Federated Management, the Fund's investment adviser, subject to direction by the Trustees. The adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase and sale of portfolio instruments.

     ADVISORY FEES. The adviser receives an annual investment advisory fee equal to .50 of 1% of the Fund's average daily net assets. The adviser has undertaken to reimburse the Fund up to the amount of the advisory fee for operating expenses in excess of limitations established by certain states. The adviser also may voluntarily choose to waive a portion of its fee or reimburse other expenses of the Fund, but reserves the right to terminate such waiver or reimbursement at any time at its sole discretion.

     ADVISER'S BACKGROUND. Federated Management, a Delaware business trust, organized on April 11, 1989 is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.

     Federated Management and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $72 billion invested across more than 260 funds under management and/or administration by its subsidiaries, as of December 31, 1994, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 1,750 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,000 financial institutions nationwide. More than 100,000 investment professionals have selected Federated funds for their clients.

Both the Trust and the adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Trustees, and could result in severe penalties.


DISTRIBUTION OF SHARES

Federated Securities Corp. is the principal distributor for shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

SHAREHOLDER SERVICES. The Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to .25 of 1% of the average daily net asset value of Fund shares, computed at an annual rate, to obtain certain personal services for shareholders and provide maintenance of shareholder accounts ("shareholder services"). From time to time and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily.

Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.

SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS. The distributor may pay financial institutions such as banks, fiduciaries, custodians for public funds, investment advisers, and broker/dealers to provide certain services to shareholders. These services may include, but are not limited to, distributing prospectuses and other information, providing accounting assistance, and communicating or facilitating purchases and redemptions of shares. Any fees paid for these services by the distributor will be reimbursed by the adviser or its affiliates and not the Fund.

ADMINISTRATION OF THE FUND

ADMINISTRATIVE SERVICES. Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Administrative Services provides these at an annual rate as specified below:

                                 AVERAGE AGGREGATE
     MAXIMUM FEE                  DAILY NET ASSETS
---------------------    ----------------------------------
     0.15 of 1%              on the first $250 million
     0.125 of 1%              on the next $250 million
     0.10 of 1%               on the next $250 million
                            on assets in excess of $750
     0.075 of 1%                      million


The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Average aggregate daily net assets include those of all mutual funds advised by affiliates of Federated Investors. Federated Administrative Services may choose voluntarily to waive a portion of its fee.

CUSTODIAN. State Street Bank and Trust Company, Boston, MA, is custodian for the securities and cash of the Fund.


TRANSFER AGENT AND DIVIDEND DISBURSING AGENT. Federated Services Company, Boston, MA, is transfer agent for the shares of, and dividend disbursing agent for, the Fund. Federated Services Company is a subsidiary of Federated Investors.

INDEPENDENT PUBLIC ACCOUNTANTS. The independent public accountants for the Fund are Arthur Andersen LLP, Pittsburgh, PA.

NET ASSET VALUE
--------------------------------------------------------------------------------

The Fund attempts to stabilize the net asset value of its shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per share is determined by subtracting total liabilities from total assets and dividing the remainder by the number of shares outstanding. The Fund cannot guarantee that its net asset value will always remain at $1.00 per share.

The net asset value is determined at 12 noon, 3:00 p.m. (Eastern time), and as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

INVESTING IN THE FUND
--------------------------------------------------------------------------------

SHARE PURCHASES

Shares are sold at their net asset value, without a sales charge, next determined after an order is received, on days on which the New York Stock Exchange and the Federal Reserve Wire System are open for business. Shares may be purchased either by wire or mail. The Fund reserves the right to reject any purchase request.

To make a purchase, open an account by calling Federated Securities Corp. Information needed to establish the account will be taken by telephone.

BY WIRE. To purchase by Federal Reserve wire, call the Fund before 3:00 p.m. (Eastern time) to place an order. The order is considered received immediately. Payment by federal funds must be received before 3:00 p.m. (Eastern time) that day. Federal funds should be wired as follows: Federated Services Company, c/o State Street Bank and Trust Company, Boston, MA; Attention: EDGEWIRE; For Credit to: Automated Cash Management Trust; Fund Number (this number can be found on the account statement or by contacting the Fund); Group Number or Order Number; Nominee or Institution Name; and ABA Number 011000028.

BY MAIL. To purchase by mail, send a check made payable to Automated Cash Management Trust to: Federated Services Company, Automated Cash Management Trust, P.O. Box 8600, Boston, MA 02266-8600. Orders by mail are considered received when payment by check is converted into federal funds. This is normally the next business day after the check is received.

AUTOMATIC INVESTMENTS. Investors may establish accounts with their financial institutions to have cash accumulations automatically invested in the Fund. The investments may be made on predeter-


mined dates or when the investor's account reaches a certain level. Participating financial institutions are responsible for prompt transmission of orders relating to the program, and they may charge for their services. Investors should read this prospectus along with the financial institution's agreement or literature describing these services and fees.

MINIMUM INVESTMENT REQUIRED

The minimum initial investment is $25,000. However, an account may be opened with a smaller amount as long as the minimum is reached within 90 days. Minimum investments will be calculated by combining all accounts maintained with the Fund. Financial institutions may impose different minimum investment requirements on their customers.

SUBACCOUNTING SERVICES

Financial institutions are encouraged to open single master accounts. However, certain financial institutions may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent charges a fee based on the level of subaccounting services rendered. Financial institutions may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services provided which may be related to the ownership of Fund shares. This prospectus should, therefore, be read together with any agreement between the customer and the financial institution with regard to the services provided, the fees charged for those services, and any restrictions and limitations imposed. State securities laws may require certain financial institutions such as depository institutions to register as dealers.

CERTIFICATES AND CONFIRMATIONS

As transfer agent for the Fund, Federated Services Company maintains a share account for each shareholder. Share certificates are not issued unless requested by contacting the Fund or Federated Services Company in writing.

Monthly confirmations are sent to report transactions such as all purchases and redemptions as well as dividends paid during the month.

DIVIDENDS

Dividends are declared daily and paid monthly. Dividends are automatically reinvested on payment dates in additional shares of the Fund unless cash payments are requested by writing to the Fund. Shares purchased by wire before 3:00 p.m. (Eastern time) begin earning dividends that day. Shares purchased by check begin earning dividends the day after the check is converted into federal funds.

CAPITAL GAINS

The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund will distribute in cash or additional shares any realized net long-term capital gains at least once every 12 months.


RETIREMENT PLANS

Shares of the Fund can be purchased as an investment for retirement plans or for IRA accounts. For further details contact Federated Securities Corp. and consult a tax adviser.

REDEEMING SHARES
--------------------------------------------------------------------------------

Shares are redeemed at their net asset value next determined after Federated Services Company receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made as described below.

BY MAIL

Shares may be redeemed by sending a written request to: Automated Cash Management Trust, Federated Services Company, P.O. Box 8600, Boston, MA 02266-8600. The written request should state: Automated Cash Management Trust; shareholder's name; the account number; and the share or dollar amount requested. Sign the request exactly as the shares are registered. Shareholders should call the Fund for assistance in redeeming by mail.

If share certificates have been issued, they must be properly endorsed and should be sent by insured mail with the written request to Federated Services Company, 500 Victory Road-2nd Floor, North Quincy, MA 02171.

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund, or a redemption payable other than to the shareholder of record must have their signatures guaranteed by:

     - a trust company or commercial bank whose deposits are insured by the Bank Insurance Fund which is administered by the Federal Deposit Insurance Corporation ("FDIC");

     - a member of the New York, American, Boston, Midwest, or Pacific Stock Exchanges;

     - a savings bank or savings and loan association whose deposits are insured by the Savings Association Insurance Fund, which is administered by the FDIC; or

     - any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934.

The Fund does not accept signatures guaranteed by a notary public.

The Fund and the transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Fund may elect in the future to limit eligible signature guarantors to institutions that are members of the signature guarantee program. The Fund and its transfer agent reserve the right to amend these standards at any time without notice.

Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.


BY WRITING A CHECK. At the shareholder's request, State Street Bank and Trust Company or Federated Services Company will establish a checking account for redeeming shares. For further information, contact Federated Services Company.

With this checking account, shares may be redeemed by writing a check for $100 or more. The redemption will be made at the net asset value on the date that the check is presented to the Fund. A check may not be written to close an account. A shareholder may obtain cash by negotiating the check through the shareholder's local bank. Checks should never be made payable or sent to State Street Bank and Trust Company or Federated Services Company to redeem shares. Cancelled checks are sent to the shareholder each month.

TELEPHONE REDEMPTION

Shares may be redeemed in minimum amounts of $1,000 by telephoning the Fund. Telephone instructions may be recorded and if reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions. An authorization form permitting the Fund to accept telephone requests must first be completed. Authorization forms and information on this service are available from Federated Securities Corp.

If the redemption request is received before 3:00 p.m. (Eastern time), the proceeds will be wired the same day to the shareholder's account at a domestic commercial bank which is a member of the Federal Reserve System, and those shares redeemed will not be entitled to that day's dividend. A daily dividend will be paid on shares redeemed if the redemption request is received after 3:00 p.m. (Eastern time). However, the proceeds are not wired until the following business day. Under limited circumstances, arrangements may be made with the distributor for same-day payment of proceeds, without that day's dividend, for redemption requests received before 3:00 p.m. (Eastern time).

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption, such as "By Mail", should be considered. If at any time the Fund shall determine it necessary to terminate or modify this method of redemption, shareholders would be promptly notified.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account, except accounts maintained by retirement plans, and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $25,000 due to shareholder redemptions.

Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.
SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

VOTING RIGHTS

Each share of the Trust gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of each portfolio in the Trust have equal voting rights, except that in matters affecting only a particular portfolio, only shares of that portfolio are entitled to vote. As a


Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for the election of Trustees under certain circumstances.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of the shareholders for this purpose shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of the Trust.

MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

TAX INFORMATION
--------------------------------------------------------------------------------

FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios will not be combined for tax purposes with those realized by the Fund.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions received. This applies whether dividends and distributions are received in cash or as additional shares.


PENNSYLVANIA CORPORATE AND PERSONAL PROPERTY TAXES

In the opinion of Houston, Houston, & Donnelly, counsel to the Trust, Fund shares may be subject to personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania to the extent that the portfolio securities in the Fund would be subject to such taxes if owned directly by residents of those jurisdictions.

OTHER STATE AND LOCAL TAXES. Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

From time to time, the Fund advertises its yield and effective yield.

Yield represents the annualized rate of income earned on an investment over a seven-day period. It is the annualized dividends earned during the period on an investment shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but when annualized, the income earned by an investment is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

Advertisements and sales literature may also refer to total return. Total return represents the change, over a specified period of time, in the value of an investment in the Fund after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.


AUTOMATED CASH MANAGEMENT TRUST

PORTFOLIO OF INVESTMENTS
JULY 31, 1995
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                                VALUE
-----------        --------------------------------------------------------------   --------------
BANK NOTES--1.8%
---------------------------------------------------------------------------------
                   BANKING--1.8%
                   --------------------------------------------------------------
$10,000,000        Bank One, Milwaukee, WI N.A., 5.960%, 9/11/1995                  $   10,000,659
                   --------------------------------------------------------------
 10,000,000        State Street Bank and Trust Co., 5.980%, 9/6/1995                    10,000,000
                   --------------------------------------------------------------   --------------
                     TOTAL BANK NOTES                                                   20,000,659
                   --------------------------------------------------------------   --------------
CERTIFICATE OF DEPOSIT--1.8%
---------------------------------------------------------------------------------
                   BANKING--1.8%
                   --------------------------------------------------------------
 21,000,000        Banque Nationale de Paris, 5.620%-5.630%, 1/8/1996-1/12/1996         21,000,562
                   --------------------------------------------------------------   --------------
(a) COMMERCIAL PAPER--64.3%
---------------------------------------------------------------------------------
                   BANKING--20.1%
                   --------------------------------------------------------------
 13,000,000        Bank of Nova Scotia, Toronto, 5.830%, 9/11/1995                      12,915,016
                   --------------------------------------------------------------
 53,000,000        Canadian Imperial Holdings, Inc., (Guaranteed by Canadian
                   Imperial Bank of Commerce, Toronto), 5.816%-6.453%,
                   8/14/1995-9/7/1995                                                   52,815,971
                   --------------------------------------------------------------
 24,300,000        Commerzbank U.S. Finance, Inc., (Guaranteed by Commerzbank AG,
                   Frankfurt), 5.723%-6.347%, 10/5/1995-1/22/1996                       23,691,683
                   --------------------------------------------------------------
 12,000,000        Credit Agricole U.S.A., Inc., (Guaranteed by Caisse Nationale
                   De Credit Agricole Paris), 6.369%, 9/29/1995                         11,878,657
                   --------------------------------------------------------------
 47,000,000        Dresdner US Finance, 5.733%-6.254%, 9/5/1995-12/12/1995              46,298,529
                   --------------------------------------------------------------
 17,000,000        National Australia Funding, Inc., (Guaranteed by National
                   Australia Bank Ltd., Melbourne), 5.741%-5.771%,
                   12/1/1995-12/12/1995                                                 16,664,883
                   --------------------------------------------------------------
  8,000,000        PEMEX Capital, Inc., (Credit Suisse, Zurich LOC), 5.866%,
                   9/5/1995                                                              7,955,044
                   --------------------------------------------------------------
 15,000,000        Royal Bank of Canada, Montreal, 5.636%, 1/11/1996                    14,627,817
                   --------------------------------------------------------------
  4,500,000        Southeast Paper Manufacturing, Inc., (Banque Paribas, Paris
                   LOC), 5.870%, 10/10/1995                                              4,449,425
                   --------------------------------------------------------------
 18,000,000        Svenska Handelsbanken, Inc., (Guaranteed by Svenska
                   Handelsbanken, Stockholm), 5.784%-6.270%,
                   10/16/1995-10/27/1995                                                17,759,566
                   --------------------------------------------------------------



AUTOMATED CASH MANAGEMENT TRUST
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                                VALUE
-----------        --------------------------------------------------------------   --------------
(a) COMMERCIAL PAPER--CONTINUED
---------------------------------------------------------------------------------
                   BANKING--CONTINUED
                   --------------------------------------------------------------
$20,000,000        Toronto Dominion Holdings (USA), Inc., (Guaranteed by Toronto-
                   Dominion Bank), 5.777%-6.027%, 8/17/1995-1/8/1996                $   19,724,311
                   --------------------------------------------------------------   --------------
                     Total                                                             228,780,902
                   --------------------------------------------------------------   --------------
                   CHEMICALS--1.1%
                   --------------------------------------------------------------
 13,000,000        Du Pont (E.I.) de Nemours & Co., 5.850%, 11/29/1995                  12,753,000
                   --------------------------------------------------------------   --------------
                   DIVERSIFIED--0.9%
                   --------------------------------------------------------------
 10,000,000        Rockwell International Corp., 6.455%, 9/6/1995                        9,937,500
                   --------------------------------------------------------------   --------------
                   FINANCE-COMMERCIAL--23.8%
                   --------------------------------------------------------------
 41,000,000        Asset Securitization Cooperative Corp., 5.739%-6.107%,
                   8/16/1995-10/26/1995                                                 40,660,089
                   --------------------------------------------------------------
 37,500,000        Beta Finance, Inc., 5.718%-6.245%, 8/29/1995-1/31/1996               36,999,360
                   --------------------------------------------------------------
 32,000,000        CIESCO, Inc., 5.842%-6.027%, 8/11/1995-9/20/1995                     31,833,924
                   --------------------------------------------------------------
 30,000,000        CIT Group Holdings, Inc., 5.760%-6.099%, 8/1/1995-12/22/1995         29,559,000
                   --------------------------------------------------------------
 23,300,000        Corporate Asset Funding Co., Inc. (CAFCO), 5.766%-6.338%,
                   9/15/1995-11/7/1995                                                  23,045,266
                   --------------------------------------------------------------
 12,000,000        Falcon Asset Securitization Corp., 5.752%, 10/24/1995                11,841,240
                   --------------------------------------------------------------
 47,000,000        General Electric Capital Corp., 5.747%-6.453%,
                   8/8/1995-12/21/1995                                                  46,355,986
                   --------------------------------------------------------------
 37,525,000        Preferred Receivables Funding Co. (PREFCO), 5.604%-6.113%,
                   9/14/1995-1/10/1996                                                  36,954,135
                   --------------------------------------------------------------
 15,000,000        Sheffield Receivables Corp., 6.101%-6.108%,
                   8/10/1995-8/16/1995                                                  14,967,500
                   --------------------------------------------------------------   --------------
                     Total                                                             272,216,500
                   --------------------------------------------------------------   --------------
                   FINANCE-RETAIL--10.8%
                   --------------------------------------------------------------
 10,000,000        Associates Corp. of North America, 6.018%, 8/8/1995                   9,988,470
                   --------------------------------------------------------------
 19,000,000        Budget Funding Corp., 5.905%-6.036%, 8/3/1995-9/20/1995              18,898,761
                   --------------------------------------------------------------
 34,800,000        Ford Credit Receivables Funding, Inc., 5.720%-6.037%,
                   8/18/1995-10/11/1995                                                 34,574,517
                   --------------------------------------------------------------
 37,000,000        McKenna Triangle National Corp., 5.709%-6.048%
                   8/4/1995-10/10/1995                                                  36,843,017
                   --------------------------------------------------------------



AUTOMATED CASH MANAGEMENT TRUST
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                                VALUE
-----------        --------------------------------------------------------------   --------------
(a) COMMERCIAL PAPER--CONTINUED
---------------------------------------------------------------------------------
                   FINANCE-RETAIL--CONTINUED
                   --------------------------------------------------------------
$ 3,000,000        New Center Asset Trust, A1/P1 Series, 6.384%, 9/22/1995          $    2,973,177
                   --------------------------------------------------------------
 20,000,000        New Center Asset Trust, A1+/P1 Series, 6.342%-6.609%,
                   8/11/1995-9/15/1995                                                  19,878,104
                   --------------------------------------------------------------   --------------
                     Total                                                             123,156,046
                   --------------------------------------------------------------   --------------
                   INSURANCE--3.7%
                   --------------------------------------------------------------
  5,300,000        CXC, Inc. (Guaranteed by Cap MAC), 6.667%, 8/3/1995                   5,298,101
                   --------------------------------------------------------------
  3,000,000        Marsh & McLennan Cos., Inc., 5.944%, 12/1/1995                        2,941,338
                   --------------------------------------------------------------
 34,087,000        Prospect Street Senior Portfolio, L.P., (Guaranteed by
                   Financial Security Assurance, Inc.), 5.694%-6.449%,
                   8/8/1995-1/17/1996                                                   33,794,635
                   --------------------------------------------------------------   --------------
                     Total                                                              42,034,074
                   --------------------------------------------------------------   --------------
                   OIL & OIL FINANCE--1.2%
                   --------------------------------------------------------------
 14,000,000        Chevron Transport Corp., (Guaranteed by Chevron Corp.),
                   6.038%-6.115%, 8/7/1995-8/11/1995                                    13,982,721
                   --------------------------------------------------------------   --------------
                   PHARMACEUTICALS AND HEALTH CARE--0.4%
                   --------------------------------------------------------------
  5,000,000        Schering Corp., (Guaranteed by Schering Plough Corp.), 6.455%,
                   8/11/1995                                                             4,991,319
                   --------------------------------------------------------------   --------------
                   SOVEREIGN GOVERNMENT--0.9%
                   --------------------------------------------------------------
 10,000,000        Ontario Hydro, (Guaranteed by Province of Ontario), 5.854%,
                   10/4/1995                                                             9,897,422
                   --------------------------------------------------------------   --------------
                   TELECOMMUNICATIONS--1.4%
                   --------------------------------------------------------------
 16,000,000        Ameritech Capital Funding Corp., (Guaranteed by Ameritech
                   Corp.), 5.781%-5.801%, 12/1/1995-1/22/1996                           15,645,887
                   --------------------------------------------------------------   --------------
                     TOTAL COMMERCIAL PAPER                                            733,395,371
                   --------------------------------------------------------------   --------------
SHORT-TERM BONDS--0.8%
---------------------------------------------------------------------------------
                   BANKING--0.6%
                   --------------------------------------------------------------
  6,804,454        Banc One Auto Trust 1995-A, 6.363%, 4/15/1996                         6,804,454
                   --------------------------------------------------------------   --------------



AUTOMATED CASH MANAGEMENT TRUST
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                                VALUE
-----------        --------------------------------------------------------------   --------------
SHORT-TERM BONDS--CONTINUED
---------------------------------------------------------------------------------
                   LEASING--0.2%
                   --------------------------------------------------------------
$ 1,905,177        Copelco Capital Funding Corp. II Series 1994-A, 6.030%,
                   10/20/1995                                                       $    1,905,177
                   --------------------------------------------------------------   --------------
                     TOTAL SHORT-TERM BONDS                                              8,709,631
                   --------------------------------------------------------------   --------------
(b) VARIABLE RATE INSTRUMENTS--25.1%
---------------------------------------------------------------------------------
                   BANKING--10.5%
                   --------------------------------------------------------------
  9,000,000        American Seaway Foods, Inc., (Society National Bank,
                   Cleveland, OH LOC), 6.010%, 8/4/1995                                  9,000,000
                   --------------------------------------------------------------
  9,300,000        Associated Materials, Inc., (Society National Bank, Cleveland,
                   OH LOC), 6.010%, 8/4/1995                                             9,300,000
                   --------------------------------------------------------------
  6,000,000        Beverly California Corp., (PNC Bank, N.A. LOC), 5.869%,
                   8/7/1995                                                              6,000,000
                   --------------------------------------------------------------
  1,525,000        Denver Urban Renewal Authority Series 1992-B, (Banque Paribas,
                   Paris LOC), 6.100%, 8/3/1995                                          1,525,000
                   --------------------------------------------------------------
  6,700,000        Development Authority of Richmond Cty, GA, (PNC Bank, N.A.
                   LOC), 5.869%, 8/7/1995                                                6,700,000
                   --------------------------------------------------------------
  5,000,000        Kentucky Rural Economic Development Authority (PCI),
                   (PNC Bank, N.A. LOC), 5.969%, 8/7/1995                                5,000,000
                   --------------------------------------------------------------
  9,500,000        Massachusetts Industrial Finance Agency, (PNC Bank, N.A. LOC),
                   5.890%, 8/3/1995                                                      9,500,000
                   --------------------------------------------------------------
 13,550,000        Merit Care, Inc., (PNC Bank, N.A. LOC), 5.869%, 8/7/1995             13,550,000
                   --------------------------------------------------------------
 12,000,000        National Funding Corp., 1994-A, (American National Bank,
                   Chicago LOC), 5.840%, 8/3/1995                                       12,000,000
                   --------------------------------------------------------------
 20,000,000    (c) SMM Trust, Series 1994-B, (Guaranteed by Morgan Guaranty Trust
                   Co., New York), 6.205%, 8/11/1995                                    19,999,686
                   --------------------------------------------------------------
 27,000,000    (c) SMM Trust, Series 1995-I, (Guaranteed by Morgan Guaranty Trust
                   Co., New York), 5.895%, 8/1/1995                                     26,993,515
                   --------------------------------------------------------------   --------------
                     Total                                                             119,568,201
                   --------------------------------------------------------------   --------------
                   ELECTRICAL EQUIPMENT--3.1%
                   --------------------------------------------------------------
 10,000,000        Compagnie Euralair S.A., (Guaranteed by General Electric Co.),
                   5.869%, 8/7/1995                                                     10,000,000
                   --------------------------------------------------------------



AUTOMATED CASH MANAGEMENT TRUST
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                                VALUE
-----------        --------------------------------------------------------------   --------------
(b) VARIABLE RATE INSTRUMENTS--CONTINUED
---------------------------------------------------------------------------------
$ 4,901,137        Marta Leasing Ltd., (Guaranteed by General Electric Co.),
                   5.869%, 8/7/1995                                                 $    4,901,137
                   --------------------------------------------------------------
 20,889,046        Northwest Airlines, Inc., (Guaranteed by General Electric
                   Co.), 5.897%, 8/7/1995                                               20,889,046
                   --------------------------------------------------------------   --------------
                     Total                                                              35,790,183
                   --------------------------------------------------------------   --------------
                   FINANCE-COMMERCIAL--3.6%
                   --------------------------------------------------------------
 40,500,000        Money Market Auto Loan Trust, (Guaranteed by Cap MAC), 6.015%,
                   8/15/1995                                                            40,500,000
                   --------------------------------------------------------------   --------------
                   FINANCE-RETAIL--2.6%
                   --------------------------------------------------------------
 30,000,000        Carco Auto Loan Master Trust, Series 1993-2, Class A1, 5.785%,
                   8/15/1995                                                            30,000,000
                   --------------------------------------------------------------   --------------
                   INSURANCE--5.3%
                   --------------------------------------------------------------
 25,000,000    (c) Peoples Security Life Insurance, 6.300%, 8/1/1995                    25,000,000
                   --------------------------------------------------------------
 12,500,000    (c) Sun Life Insurance Co. of America, 6.108%, 8/2/1995                  12,500,000
                   --------------------------------------------------------------
 12,500,000        Sun Life Insurance Co. of America, 6.213%, 8/2/1995                  12,500,000
                   --------------------------------------------------------------
 10,000,000        Sun Life Insurance Co. of America, 6.275%, 8/1/1995                  10,000,000
                   --------------------------------------------------------------   --------------
                     Total                                                              60,000,000
                   --------------------------------------------------------------   --------------
                   TOTAL VARIABLE RATE INSTRUMENTS                                     285,858,384
                   --------------------------------------------------------------   --------------



AUTOMATED CASH MANAGEMENT TRUST
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                                VALUE
-----------        --------------------------------------------------------------   --------------
(d) REPURCHASE AGREEMENTS--6.4%
---------------------------------------------------------------------------------
$50,300,000        Bear, Stearns and Co., Inc., 5.810%, dated 7/31/1995, due
                   8/1/1995                                                         $   50,300,000
                   --------------------------------------------------------------
 11,000,000        First Chicago Capital Markets, Inc., 5.820%, dated 7/31/1995,
                   due 8/1/1995                                                         11,000,000
                   --------------------------------------------------------------
  1,540,000        Nikko Securities Co. International, Inc., 5.950%, dated
                   7/31/1995, due 8/1/1995                                               1,540,000
                   --------------------------------------------------------------
 10,000,000        UBS Securities, Inc., 5.800%, dated 7/31/1995, due 8/1/1995          10,000,000
                   --------------------------------------------------------------   --------------
                     TOTAL REPURCHASE AGREEMENTS                                        72,840,000
                   --------------------------------------------------------------   --------------
                     TOTAL INVESTMENTS, AT AMORTIZED COST (E)                       $1,141,804,607
                   --------------------------------------------------------------   --------------


(a) Each issue shows the rate of discount at the time of purchase.

(b) Current rate and next reset date shown.

(c) Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. These securities have been determined to be liquid under criteria established by the Board of Trustees. At the end of the period, these securities amounted to $84,493,201 which represents 7.4% of net assets.

(d) Repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

(e) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($1,141,043,183) at July 31, 1995.

The following acronym is used throughout this portfolio:

LOC--Letter of Credit

(See Notes which are an integral part of the Financial Statements.)


AUTOMATED CASH MANAGEMENT TRUST

STATEMENT OF ASSETS AND LIABILITIES
JULY 31, 1995
--------------------------------------------------------------------------------

ASSETS:
------------------------------------------------------------------------------
Investments in securities, at amortized cost and value                           $1,141,804,607
------------------------------------------------------------------------------
Cash                                                                                    276,326
------------------------------------------------------------------------------
Income receivable                                                                     1,765,600
------------------------------------------------------------------------------
Receivable for shares sold                                                               32,377
------------------------------------------------------------------------------   --------------
     Total assets                                                                 1,143,878,910
------------------------------------------------------------------------------
LIABILITIES:
------------------------------------------------------------------------------
Payable for shares redeemed                                         $  279,708
------------------------------------------------------------------
Income distribution payable                                          2,005,072
------------------------------------------------------------------
Accrued expenses                                                       550,947
------------------------------------------------------------------  ----------
     Total liabilities                                                                2,835,727
------------------------------------------------------------------------------   --------------
NET ASSETS for 1,141,043,183 shares outstanding                                  $1,141,043,183
------------------------------------------------------------------------------   --------------
NET ASSET VALUE, Offering Price and Redemption Proceeds Per Share:
($1,141,043,183 / 1,141,043,183 shares outstanding)                                       $1.00
------------------------------------------------------------------------------   --------------


(See Notes which are an integral part of the Financial Statements)


AUTOMATED CASH MANAGEMENT TRUST
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                                                               THREE MONTHS
                                                              ENDED JULY 31,       YEAR ENDED
                                                                   1995          APRIL 30, 1995
                                                              --------------     ---------------
INVESTMENT INCOME:
-----------------------------------------------------------
Interest                                                       $16,648,358        $54,630,019
-----------------------------------------------------------
EXPENSES:
-----------------------------------------------------------
Investment advisory fee                                        $ 1,348,977        $ 5,173,695
-----------------------------------------------------------
Administrative personnel and services fee                          204,235            783,297
-----------------------------------------------------------
Custodian fees                                                      35,126            298,074
-----------------------------------------------------------
Transfer agent and dividend disbursing agent fees and
  expenses                                                          78,898            142,581
-----------------------------------------------------------
Directors'/Trustees' fees                                              433             15,046
-----------------------------------------------------------
Auditing fees                                                       10,000             12,700
-----------------------------------------------------------
Legal fees                                                           4,641             17,953
-----------------------------------------------------------
Portfolio accounting fees                                           31,073             97,575
-----------------------------------------------------------
Shareholder services fee                                           674,489          2,483,374
-----------------------------------------------------------
Share registration costs                                           213,892            107,762
-----------------------------------------------------------
Printing and postage                                                10,080             51,980
-----------------------------------------------------------
Insurance premiums                                                   7,626             62,482
-----------------------------------------------------------
Taxes                                                                   --             15,497
-----------------------------------------------------------
Miscellaneous                                                        2,612             10,168
-----------------------------------------------------------    -----------        -----------
     Total expenses                                              2,622,082          9,272,184
-----------------------------------------------------------    -----------        -----------
Deduct--
-----------------------------------------------------------
  Waiver of investment advisory fee                            $ 1,049,124          3,374,156
-----------------------------------------------------------
  Waiver of shareholder services fee                                26,980                 --
-----------------------------------------------------------    -----------        -----------
     Total waivers                                               1,076,104          3,374,156
-----------------------------------------------------------    -----------        -----------
     Net expenses                                                1,545,978          5,898,028
-----------------------------------------------------------    -----------        -----------
          Net investment income                                $15,102,380        $48,731,991
-----------------------------------------------------------    -----------        -----------


(See Notes which are an integral part of the Financial Statements)


AUTOMATED CASH MANAGEMENT TRUST
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                            THREE MONTHS               YEAR ENDED APRIL 30,
                                                ENDED          ------------------------------------
                                            JULY 31, 1995            1995                1994
                                           ---------------     ----------------    ----------------
INCREASE (DECREASE) IN NET ASSETS:
----------------------------------------
OPERATIONS--
----------------------------------------
Net investment income                      $    15,102,380     $     48,731,991    $     29,154,607
----------------------------------------   ---------------     ----------------    ----------------
DISTRIBUTIONS TO SHAREHOLDERS--
----------------------------------------
Distributions from net investment income       (15,102,380)         (48,731,991)        (29,154,607)
----------------------------------------   ---------------     ----------------    ----------------
SHARE TRANSACTIONS--
----------------------------------------
Proceeds from sale of Shares                 2,064,434,014       10,099,261,708      10,204,328,063
----------------------------------------
Net asset value of Shares issued to
shareholders in payment of distributions
declared                                         9,139,140           27,788,873          14,864,321
----------------------------------------
Cost of Shares redeemed                     (1,915,628,903)     (10,119,404,536)    (10,415,909,478)
----------------------------------------   ---------------     ----------------    ----------------
     Change in net assets resulting from
     share transactions                        157,944,251            7,646,045        (196,717,094)
----------------------------------------   ---------------     ----------------    ----------------
          Change in net assets                 157,944,251            7,646,045        (196,717,094)
----------------------------------------
NET ASSETS:
----------------------------------------
Beginning of period                            983,098,932          975,452,887       1,172,169,981
----------------------------------------   ---------------     ----------------    ----------------
End of period                              $ 1,141,043,183     $    983,098,932    $    975,452,887
----------------------------------------   ---------------     ----------------    ----------------


(See Notes which are an integral part of the Financial Statements)

AUTOMATED CASH MANAGEMENT TRUST
NOTES TO FINANCIAL STATEMENTS
JULY 31, 1995
--------------------------------------------------------------------------------

(1) ORGANIZATION

Effective July 30, 1994, Automated Cash Management Trust (the "Fund") was reorganized into an investment portfolio of Money Market Obligations Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of six diversified portfolios. The financial statements included herein present only those of the Fund. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest to the portfolio in which shares are held.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS--The Fund's use of the amortized cost method to value its portfolio securities is in accordance with Rule 2a-7 under the Act.

REPURCHASE AGREEMENTS--It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.


AUTOMATED CASH MANAGEMENT TRUST
--------------------------------------------------------------------------------

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At July 31, 1995 capital paid in aggregated $1,141,043,183.

Transactions in shares were as follows:

                                      THREE MONTHS ENDED            YEAR ENDED APRIL 30,
                                      ------------------    -----------------------------------
                                         JULY 31, 1995            1995                1994
-----------------------------------    ----------------       ---------------     ---------------
Shares sold                               2,064,434,014        10,099,261,708      10,204,328,063
-----------------------------------
Shares issued to shareholders in
payment of distributions declared             9,139,140            27,788,873          14,864,321
-----------------------------------
Shares redeemed                          (1,915,628,903)      (10,119,404,536)    (10,415,909,478)
-----------------------------------      --------------       ---------------     ---------------
Net change resulting from share
transactions                                157,944,251             7,646,045        (196,717,094)
-----------------------------------      --------------       ---------------     ---------------


(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to .50 of 1% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive a portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATION FEE--Federated Administrative Services ("FAS") under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The FAS fee is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to .25 of 1% of average daily net assets of the Fund for the period. This fee is to obtain certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive a portion of this fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.


AUTOMATED CASH MANAGEMENT TRUST
--------------------------------------------------------------------------------

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--Federated Services Company ("FServ") serves as transfer and dividend disbursing agent for the Fund. The fee is based on the size, type and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES--FServ also maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

RESTRICTED SECURITIES--Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Investment Company Act of 1940. Additional information on each restricted security held at July 31, 1995 is as follows:

                                                                    ACQUISITION    ACQUISITION
                           SECURITY                                    DATE            COST
------------------------------------------------------------------  -----------    ------------
SMM Trust 1994-B (Guaranteed by Morgan
Guaranty Trust Co., New York), 6.205%, 8/1/1995                       8/31/1994     $19,989,400
SMM Trust 1995-I (Guaranteed by Morgan
Guaranty Trust Co., New York), 5.895%, 8/1/1995                       5/26/1995     $26,992,184
Peoples Security Life Insurance, 6.300%, 8/1/1995                    12/29/1994     $25,000,000
Sun Life Insurance Co. of America, 6.108%, 8/2/1995                   9/20/1993     $12,500,000


CHANGE IN FISCAL YEAR--The Fund has changed its fiscal year-end from April 30, to July 31, effective October 27, 1994.


REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of MONEY MARKET OBLIGATIONS TRUST
(Automated Cash Management Trust):

We have audited the accompanying statement of assets and liabilities of Automated Cash Management Trust (an investment portfolio of Money Market Obligations Trust, a Massachusetts business trust), including the schedule of portfolio investments, as of July 31, 1995, the related statement of operations statement of changes in net assets, and the financial highlights, for the year ended April 30, 1995, and for the period from May 1, 1995, to July 31, 1995. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial statements referred to above for Automated Cash Management Trust as of April 30, 1994, as well as the financial highlights for the periods ended April 30, 1986, through April 30, 1994, were audited by other auditors whose report dated June 9, 1994, expressed an unqualified opinion on those statements and financial highlights.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 1995, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Automated Cash Management Trust (an investment portfolio of Money Market Obligations Trust) as of July 31, 1995, and the results of its operations, the changes in its net assets and its financial highlights for the year ended April 30, 1995, and for the period from May 1, 1995, to July 31, 1995, in conformity with generally accepted accounting principles.

                                                             ARTHUR ANDERSEN LLP

Pittsburgh, Pennsylvania
September 8, 1995


ADDRESSES
--------------------------------------------------------------------------------

Automated Cash Management Trust
                                                              Federated Investors Tower
                                                              Pittsburgh, PA 15222-3779
-------------------------------------------------------------------------------------------------
Distributor
                 Federated Securities Corp.                   Federated Investors Tower
                                                              Pittsburgh, PA 15222-3779
-------------------------------------------------------------------------------------------------
Investment Adviser
                 Federated Management                         Federated Investors Tower
                                                              Pittsburgh, PA 15222-3779
-------------------------------------------------------------------------------------------------
Custodian
                 State Street Bank and                        P.O. Box 8600
                 Trust Company                                Boston, MA 02266-8600
-------------------------------------------------------------------------------------------------
Transfer Agent and Dividend Disbursing Agent
                 Federated Services Company                   P.O. Box 8600
                                                              Boston, MA 02266-8600
-------------------------------------------------------------------------------------------------
Independent Public Accountants
                 Arthur Andersen LLP                          2100 One PPG Place
                                                              Pittsburgh, PA 15222
-------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                      AUTOMATED CASH
                                      MANAGEMENT TRUST
                                      PROSPECTUS

                                      A Diversified Portfolio of Money Market
                                      Obligations Trust, an Open-End Management
                                      Investment Company

                                      Prospectus dated September 30, 1995

      FEDERATED SECURITIES CORP.
(LOGO)
---------------------------------------------

      Distributor

      A subsidiary of FEDERATED INVESTORS

      FEDERATED INVESTORS TOWER

      PITTSBURGH, PA 15222-3779

      CUSIP 052903101
      G00554-01 (9/95)
                        AUTOMATED CASH MANAGEMENT TRUST
                (A PORTFOLIO OF MONEY MARKET OBLIGATIONS TRUST)
                      STATEMENT OF ADDITIONAL INFORMATION
   This Statement of Additional Information should be read with the prospectus of Automated Cash Management Trust (the "Fund"), a portfolio of Money Market Obligations Trust (the "Trust") dated September 30, 1995. This Statement is not a prospectus. To receive a copy of a prospectus, write or call the Fund.
   FEDERATED INVESTORS TOWER
   PITTSBURGH, PA 15222-3779
                       Statement dated September 30, 1995

















           FEDERATED SECURITIES
           CORP.

           Distributor
           A subsidiary of
           Federated Investors



FUND HISTORY                     1        FUND ADMINISTRATION             10

INVESTMENT POLICIES              1        SHAREHOLDER SERVICES AGREEMENT  10

 Acceptable Investments          1        DETERMINING NET ASSET VALUE     11
 Bank Instruments                1
                                          REDEMPTION IN KIND              11
 U.S. Government Obligations     1
 When-Issued and Delayed Delivery         THE FUND'S TAX STATUS           11
  Transactions                   1
                                          PERFORMANCE INFORMATION         11
 Repurchase Agreements           1
 Reverse Repurchase Agreements   2         Yield                          11
INVESTMENT LIMITATIONS           2         Effective Yield                12
                                           Total Return                   12
BROKERAGE TRANSACTIONS           4
----------------------------------
                                           Performance Comparisons        12
MONEY MARKET OBLIGATIONS TRUST            ABOUT FEDERATED INVESTORS       12
------------------------------

 MANGEMENT                       4         Mutual Fund Market             13
 ---------------------------------
                                           Institutional                  13
 Share Ownership                 8
                                           Trust Organizations            13
 Trustees Compensation           9
                                           Broker/Dealers and
 Trustee Liability               9
                                             Bank Broker/Dealer Subsidiaries13
INVESTMENT ADVISORY SERVICES     9

 Investment Adviser              9
 Advisory Fees                  10



FUND HISTORY

Effective July 30, 1994, Automated Cash Management Trust was reorganized into an investment portfolio of Money Market Obligations Trust. The Trust is registered under the Investment Company Act of 1940, as amended as an open-end, management investment company. The Trust consists of six diversified portfolios.
INVESTMENT POLICIES

Unless indicated otherwise, the policies described below may not be changed by the Board of Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective. ACCEPTABLE INVESTMENTS
When determining whether a security presents minimal credit risks, the investment adviser will consider the creditworthiness of: the issuer of the security, the issuer of any demand feature applicable to the security, or any guarantor of either the security or any demand feature.
BANK INSTRUMENTS
The instruments of banks and savings and loans whose deposits are insured by the Bank Insurance Fund ("BIF") or the Savings Association Insurance Fund ("SAIF"), such as certificates of deposit, demand and time deposits, savings shares, and bankers' acceptances, are not necessarily guaranteed by those organizations. In addition to domestic bank instruments, the Fund may invest in: Eurodollar Certificates of Deposit issued by foreign branches of U.S. or foreign banks; Eurodollar Time Deposits, which are U.S. dollar-denominated deposits in foreign branches of U.S. or foreign banks; Canadian Time Deposits, which are U.S. dollar-denominated deposits issued by branches of major Canadian banks located in the United States; and Yankee Certificates of Deposit, which are U.S. dollar-denominated certificates of deposit issued by U.S. branches of foreign banks and held in the United States.



U.S. GOVERNMENT OBLIGATIONS
The Fund invests in U.S. government securities. These instruments are either issued or guaranteed by the U.S. government, its agencies, or instrumentalities. These securities include, but are not limited to:
   o direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds; and
   o notes, bonds, and discount notes of U.S. government agencies or instrumentalities, such as the: Farm Credit System, including the National Bank for Cooperatives, Farm Credit Banks, and Banks for Cooperatives; Farmers Home Administration; Federal Home Loan Banks; Federal Home Loan Mortgage Corporation; Federal National Mortgage Association; Government National Mortgage Association; and Student Loan Marketing Association.
Some obligations issued or guaranteed by agencies or instrumentalities of the U.S. government, such as Government National Mortgage Association participation certificates, are backed by the full faith and credit of the U.S. Treasury. No assurances can be given that the U.S. government will provide financial support to other agencies or instrumentalities, since it is not obligated to do so. These instrumentalities are supported by:
   o the issuer's right to borrow an amount limited to a specific line of credit from the U.S. Treasury;
   o discretionary authority of the U.S. government to purchase certain obligations of an agency or instrumentality; or
   o the credit of the agency or instrumentality.
WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on the Fund`s records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled.
REPURCHASE AGREEMENTS
The Fund or its custodian will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. In the event that a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to guidelines established by the Trustees.
REVERSE REPURCHASE AGREEMENTS
The Fund may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument in return for a percentage of the instrument's market value in cash and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but does not ensure this result. When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are: segregated on the Fund's records at the trade date; marked to market daily; and maintained until the transaction is settled.



INVESTMENT LIMITATIONS

  SELLING SHORT AND BUYING ON MARGIN
     The Fund will not sell any money market instruments short or purchase any money market instruments on margin but may obtain such short-term credits as may be necessary for clearance of purchases and sales of money market instruments.
  ISSUING SENIOR SECURITIES AND BORROWING MONEY
     The Fund will not issue senior securities except that the Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amounts borrowed. The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of the value of its total assets are outstanding.
  PLEDGING ASSETS
     The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, it may mortgage, pledge or hypothecate assets having a market value not exceeding the lesser of the dollar amounts borrowed or 10% of the value of total assets at the time of the borrowing.
  LENDING CASH OR SECURITIES
     The Fund will not lend any of its assets, except that it may purchase or hold money market instruments, including repurchase agreements, permitted by its investment objective and policies.
                                             -



  INVESTING IN COMMODITIES, MINERALS, OR REAL ESTATE
     The Fund will not invest in commodities, commodity contracts, oil, gas, or other mineral programs or real estate, except that it may purchase money market instruments issued by companies that invest in or sponsor interests.
  UNDERWRITING
     The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of restricted securities which the Fund may purchase pursuant to its investment objective, policies, and limitations.
  CONCENTRATION OF INVESTMENTS
     The Fund will not purchase money market instruments if, as a result of such purchase, more than 25% of the value of its total assets would be invested in one industry. However, investing in bank instruments (such as time and demand deposits and certificates of deposit), U.S. government obligations or instruments secured by these money market instruments, such as repurchase agreements, shall not be considered investments in any one industry.
  ACQUIRING SECURITIES
     The Fund will not acquire the voting securities of any issuer. It will not invest in securities issued by any other investment company, except as part of a merger, consolidation, or other acquisition. It will not invest in securities of a company for the purpose of exercising control or management.
  DIVERSIFICATION OF INVESTMENTS
     The Fund will not purchase securities issued by any one issuer having a value of more than 5% of the value of its total assets except cash or cash items, repurchase agreements, and U.S.
     government obligations.



  INVESTING IN RESTRICTED SECURITIES
     The Fund will not invest in securities which are subject to restrictions on resale under federal securities laws except that the Fund may invest up to 10% of its net assets in high quality securities subject to such restrictions. This limitation is not applicable to commercial paper issued under Section 4(2) of the Securities Act of 1933.
  INVESTING IN NEW ISSUERS
     The Fund will not invest more than 5% of the value of its total assets in money market instruments of unseasoned issuers, including their predecessors, that have been in operation for less than three years.
  INVESTING IN OPTIONS
     The Fund will not invest in puts, calls, straddles, spreads, or any combination of them.
  INVESTING IN ISSUERS WHOSE SECURITIES ARE OWNED BY OFFICERS AND TRUSTEES
     The Fund will not purchase or retain the securities of any issuer if the officers and Trustees of the Trust or its investment adviser, owning individually more than .50 of 1% of the issuer's securities, together own more than 5% of the issuer's securities.
The above limitations cannot be changed without shareholder approval. The following investment limitation, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.
  INVESTING IN ILLIQUID SECURITIES
     The Fund will not invest more than 10% of the value of its net assets in illiquid securities.
For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of



$100,000,000 at the time of investment to be "cash items". Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.



Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.
The Fund did not borrow money or pledge securities in excess of 5% of the value of its net assets during the last fiscal year and has no present intent to do so during the coming fiscal year.
BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the adviser looks for prompt execution of the order at a favorable price. In working with dealers, the adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The adviser makes decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Board of Trustees. The adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the adviser or its affiliates in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. During the fiscal years ended April 30, 1995, 1994 and 1993, and for the period from April 30, 1995 to July 31, 1995, the Fund paid no brokerage commissions.
Although investment decisions for the Fund are made independently from those of the other accounts managed by the adviser, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.
MONEY MARKET OBLIGATIONS TRUST MANAGEMENT

Officers and Trustees are listed with their addresses, birthdates, present positions with Money Market Obligations Trust, and principal occupations.




John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  July 28, 1924
Chairman and Trustee
Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director, Trustee, or Managing General Partner of the Funds. Mr. Donahue is the father of J. Christopher Donahue, President and Trustee of the Trust.


Thomas G. Bigley
28th Floor, One Oxford Centre
Pittsburgh, PA
Birthdate:  February 3, 1934
Trustee
Director, Oberg Manufacturing Co.; Chairman of the Board, Children's Hospital of Pittsburgh; Director, Trustee, or Managing General Partner of the Funds; formerly, Senior Partner, Ernst & Young LLP.



John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL
Birthdate:  June 23, 1937
Trustee
President, Investment Properties Corporation; Senior Vice-President, John R. Wood and Associates, Inc., Realtors; President, Northgate Village Development Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Director, Trustee, or Managing General Partner of the Funds; formerly, President, Naples Property Management, Inc.


William J. Copeland
One PNC Plaza - 23rd Floor
Pittsburgh, PA
Birthdate:  July 4, 1918
Trustee
Director and Member of the Executive Committee, Michael Baker, Inc.; Director, Trustee, or Managing General Partner of the Funds; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp. and Director, Ryan Homes, Inc.




J. Christopher Donahue *
Federated Investors Tower
Pittsburgh, PA
Birthdate:  April 11, 1949
President and Trustee
President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Administrative Services, Federated Services Company, and Federated Shareholder Services; President or Vice President of the Funds; Director, Trustee, or Managing General Partner of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman and Trustee of the Trust.


James E. Dowd
571 Hayward Mill Road
Concord, MA
Birthdate:  May 18, 1922
Trustee
Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director, Trustee, or Managing General Partner of the Funds.




Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA
Birthdate:  October 11, 1932
Trustee
Professor of Medicine and Member, Board of Trustees, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director, Trustee, or Managing General Partner of the Funds.


Edward L. Flaherty, Jr.@
Henny, Kochuba, Meyer and Flaherty
Two Gateway Center - Suite 674
Pittsburgh, PA
Birthdate:  June 18, 1924
Trustee
Attorney-at-law; Shareholder, Henny, Kochuba, Meyer and Flaherty; Director, Eat'N Park Restaurants, Inc., and Statewide Settlement Agency, Inc.; Director, Trustee, or Managing General Partner of the Funds; formerly, Counsel, Horizon Financial, F.A., Western Region.




Peter E. Madden
70 Westcliff Road
Westin, MA
Birthdate:  March 16, 1942
Trustee
Consultant; State Representative, Commonwealth of Massachusetts; Director, Trustee, or Managing General Partner of the Funds; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation.


Gregor F. Meyer
Henny, Kochuba, Meyer and Flaherty
Two Gateway Center - Suite 674
Pittsburgh, PA
Birthdate:  October 6, 1926
Trustee
Attorney-at-law; Partner, Henny, Kochuba, Meyer and Flaherty; Chairman, Meritcare, Inc.; Director, Eat'N Park Restaurants, Inc.; Director, Trustee, or Managing General Partner of the Funds.




John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA
Birthdate:  December 20, 1932
Trustee
President, Law Professor, Duquesne University; Consulting Partner, Mollica, Murray and Hogue; Director, Trustee or Managing General Partner of the Funds.


Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA
Birthdate:  September 14, 1925
Trustee
Professor, International Politics and Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., and U.S. Space Foundation; Chairman, Czecho Management Center; Director, Trustee, or Managing General Partner of the Funds; President Emeritus, University of Pittsburgh; founding Chairman, National Advisory Council for Environmental Policy and Technology and Federal Emergency Management Advisory Board.




Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA
Birthdate:  June 21, 1935
Trustee
Public relations/marketing consultant; Conference Coordinator, Non-profit entities; Director, Trustee, or Managing General Partner of the Funds.


Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 17, 1923
Vice President
Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.




Edward C. Gonzales
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 22, 1930
Executive Vice President
Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp., and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Services Company; Chairman, Treasurer, and Trustee, Federated Administrative Services; Trustee or Director of some of the Funds; Executive Vice President and Treasurer of the Funds.


David M. Taylor
Federated Investors Tower
Pittsburgh, PA
Birthdate:  January 13, 1947
Treasurer
Senior Vice President, Controller, and Trustee, Federated Investors; Controller, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., and Passport Research, Ltd.; Vice President, Federated Shareholder Services; Senior Vice President, Federated Administrative Services; Treasurer of the Funds.




John W. McGonigle
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 26, 1938
Executive Vice President and Secretary
Vice President, Secretary, General Counsel, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Services Company; Executive Vice President, Secretary, and Trustee, Federated Administrative Services; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds.


     * This Trustee is deemed to be an "interested person" as defined in the Investment Company Act of 1940, as amended.
     @ Member of the Executive Committee. The Executive Committee of the Board of Trustees handles the responsibilities of the Board of Trustees between meetings of the Board.
As used in the table above, "The Funds" and "Funds" mean the following investment companies: American Leaders Fund, Inc.; Annuity Management Series; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated ARMs Fund; Federated Equity Funds; Federated Exchange Fund, Ltd.; Federated GNMA Trust; Federated Government Trust; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated



Institutional Trust; Federated Master Trust; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S, Government Securities Fund: 3-5 Years; First Priority Funds; Fixed Income Securities, Inc.; Fortress Adjustable Rate U.S. Government Fund, Inc.; Fortress Municipal Income Fund, Inc.; Fortress Utility Fund, Inc.; Fund for U.S. Government Securities, Inc.; Government Income Securities, Inc.; High Yield Cash Trust;; Insurance Management Series; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Equity Income Fund, Inc.; Liberty High Income Bond Fund, Inc.; Liberty Municipal Securities Fund, Inc.; Liberty U.S. Government Money Market Trust; Liberty Term Trust, Inc. - 1999; Liberty Utility Fund, Inc.; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; 111 Corcoran Funds; Peachtree Funds; The Planters Funds; RIMCO Monument Funds; The Shawmut Funds; Star Funds; The Starburst Funds; The Starburst Funds II; Stock and Bond Fund, Inc.; Sunburst Funds; Targeted Duration Trust; Tax-Free Instruments Trust; Trust for Financial Institutions; Trust For Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; The Virtus Funds; World Investment Series, Inc.
SHARE OWNERSHIP
Officers and Trustees as a group own less than 1% of the Fund`s outstanding shares.
As of September 6, 1995, the following shareholders of record owned 5% or more of the outstanding shares of the Fund: Stephens Inc., Little Rock, AR, owned approximately 113.462,732 shares (9.50%); State Street Bank and Trust, North



Quincy, MA, owned approximately 67,578,920 shares (5.66%); and BHC Securities Inc., Philadelphia, PA, owned approximately 60,303,018 shares (5.05%).


TRUSTEES COMPENSATION


                  AGGREGATE
NAME ,          COMPENSATION
POSITION WITH       FROM          TOTAL COMPENSATION PAID
TRUST              TRUST*#          FROM FUND COMPLEX +


John F. Donahue     $0             $0 for the Trust  and
Chairman and Trustee               68 other investment companies in the
                                   Fund Complex

Thomas G. Bigley    $3,078         $20,688 for the Trust  and
Trustee                            49 other investment companies in the Fund
                                   Complex

John T. Conroy, Jr. $5,840         $117,202 for the Trust  and
Trustee                            64 other investment companies in the Fund
                                   Complex

William J. Copeland $5,840         $117,202 for the Trust  and
Trustee                            64 other investment companies in the Fund
                                   Complex

J. Christopher Donahue        $0    $0 for the Trust  and
President and Trustee               14 other investment companies in the
                                    Fund Complex

James E. Dowd       $5,840         $117,202 for the Trust  and
Trustee                            64 other investment companies in the Fund
                                   Complex

Lawrence D. Ellis, M.D.  $4,306    $106,460 for the Trust  and
Trustee                            64 other investment companies in the Fund
                                   Complex

Edward L. Flaherty, Jr.  $5,840    $117,202 for the Trust  and
Trustee                            64 other investment companies in the Fund
                                   Complex

Peter E. Madden     $2,978         $90,563 for the Trust  and
Trustee                            64 other investment companies in the Fund
                                   Complex

Gregor F. Meyer     $4,306         $106,460 for the Trust  and
Trustee                            64 other investment companies in the Fund
                                   Complex

John E. Murray, Jr.,    $863       $0 for the Trust  and
Trustee                            64  other investment companies in the Fund
                                   Complex

Wesley W. Posvar    $4,306         $106,460 for the Trust  and
Trustee                            64 other investment companies in the Fund
                                   Complex

Marjorie P. Smuts   $4,306         $106,460 for the Trust  and
Trustee                            64 other investment companies in the Fund
                                   Complex


*Information is furnished for the fiscal year ended July 31, 1995.
#The aggregate compensation is provided for the Trust which is comprised of six portfolios.
+The information is provided for the last calendar year.
TRUSTEE LIABILITY
The Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.
INVESTMENT ADVISORY SERVICES

INVESTMENT ADVISER
The Fund's investment adviser is Federated Management. It is a subsidiary of Federated Investors. All the voting securities of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, his wife and his son, J. Christopher Donahue.
The adviser shall not be liable to the Trust, the Fund, or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.
ADVISORY FEES
For its advisory services, Federated Management receives an annual investment advisory fee as described in the prospectus. For the fiscal years ended April 30, 1995, 1994 and 1993, and for the period from April 30, 1995 to July 31, 1995, the adviser earned $5,173,695, $5,207,744, $6,173,392 and $1,348,977, of which $3,374,156, $724,909, $488,070 and $1,049,124 were waived.
  STATE EXPENSE LIMITATIONS
     The adviser has undertaken to comply with the expense limitations established by certain states for investment companies whose shares are registered for sale in those states. If the Fund's normal operating expenses (including the investment advisory fee, but not including brokerage commissions, interest, taxes, and extraordinary expenses) exceed 2-1/2% per year of the first $30 million of average net assets, 2% per year of the next $70 million of average net assets, and 1-1/2% per year of the remaining average net assets, the adviser will reimburse the Fund for its expenses over the limitation.
     If the Fund's monthly projected operating expenses exceed this limitation, the investment advisory fee paid will be reduced by the amount of the excess, subject to an annual adjustment. If the expense limitation is exceeded, the amount to be reimbursed by the adviser will be limited, in any single fiscal year, by the amount of the investment advisory fees.



  This arrangement is not part of the advisory contract and may be amended or rescinded in the future.
FUND ADMINISTRATION

Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for a fee as described in the prospectus. Prior to March 1, 1994, Federated Administrative Services, Inc., also a subsidiary of Federated Investors, served as the Fund's Administrator. (For purposes of this Statement of Additional Information, Federated Administrative Services and Federated Administrative Services, Inc., may hereinafter collectively be referred to as, the "Administrators".) For the fiscal year ended April 30, 1995, and for the period from April 30, 1995 to July 31, 1995, Federated Administrative Services earned $783,297 and $204,235, respectively. For the fiscal year ended April 30, 1994, the Administrators collectively earned $721,387. For the fiscal year ended April 30, 1993, Federated Administrative Services, Inc., earned $649,911. Dr. Henry J. Gailliot, an officer of Federated Management, the adviser to the Fund, holds approximately 20% of the outstanding common stock and serves as a director of Commercial Data Services, Inc., a company which provides computer processing services to Federated Administrative Services.
SHAREHOLDER SERVICES AGREEMENT

This arrangement permits the payment of fees to Federated Shareholder Services and financial institutions to cause services to be provided which are necessary for the maintenance of shareholder accounts and to encourage personal services to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include, but are not limited to: providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses. By adopting the Shareholder Services Agreement, the Board of Trustees expects that the Fund will benefit by: (1) providing personal services to shareholders;
(2) investing shareholder assets with a minimum of delay and administrative detail; (3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts.
For the fiscal year ended April 30, 1995, and for the period from April 30, 1995 to July 31, 1995, the Fund paid shareholder services fees in the amount of $2,483,374 and $674,489, respectively, all of which were paid to financial institutions.
CUSTODIAN AND PORTFOLIO RECORDKEEPER. State Street Bank and Trust Company, Boston, MA, is custodian for the securities and cash of the Fund. Federated Services Company, Pittsburgh, PA, provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments.
TRANSFER AGENT. As transfer agent, Federated Services Company maintains all necessary shareholder records. For its services, the transfer agent receives a fee based on the size, type and number of accounts and transactions made by shareholders.
DETERMINING NET ASSET VALUE

The Trustees have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.
The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the "Rule") promulgated by the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.
REDEMPTION IN KIND

The Fund is obligated to redeem shares solely in cash up to $250,000 or 1% of the Fund's net asset value, whichever is less, for any one shareholder within a 90-day period. Any redemption beyond this amount will also be in cash unless the Trustees determine that further payments should be in kind. In such cases, the Fund will pay all or a portion of the remainder of the redemption in portfolio instruments valued in the same way as the Fund determines net asset value. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable. Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders who sell these securities could receive less than the redemption value and could incur certain transaction costs.
THE FUND'S TAX STATUS

To qualify for the special tax treatment afforded to regulated investment companies, the Fund must, among other requirements: derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities; derive less than 30% of its gross income from the sale of securities held less than three months; invest in securities within certain statutory limits; and distribute to its shareholders at least 90% of its net income earned during the year.
PERFORMANCE INFORMATION

Performance depends upon such variables as: portfolio quality; average portfolio maturity; type of instruments in which the portfolio is invested; changes in interest rates; changes in expenses; and the relative amount of cash flow. To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in shares of the Fund, the performance will be reduced for those shareholders paying those fees.
YIELD
The yield is calculated based upon the seven days ending on the day of the calculation, called the "base period." This yield is computed by: determining the net change in the value of a hypothetical account with a balance of one share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional shares purchased with dividends earned from the original one share and all dividends declared on the original and any purchased shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7.
The Fund's yield for the seven-day period ended July 31, 1995, was 5.42%. EFFECTIVE YIELD
The effective yield is calculated by compounding the unannualized base period return by: adding 1 to the base period return; raising the sum to the 365/7th power; and subtracting 1 from the result.
The Fund's effective yield for the seven-day period ended July 31, 1995, was 5.57%.
TOTAL RETURN
Average annual total return is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the net asset value per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, adjusted over the period by any additional shares, assuming the monthly reinvestment of all dividends and distributions.
The Fund's average annual total returns for the one-, five- and ten-year periods ended April 30, 1995, were 5.31%, 4.53%, and 5.99%, respectively.
Cumulative total return reflects the Fund's total performance over a specific period of time. The cumulative total return for the Fund for the period from April 30, 1995 through July 31, 1995 was 1.42%. This total return is representative of only three months of activity since the Fund changed its fiscal year end.



PERFORMANCE COMPARISONS
Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:
OLIPPER ANALYTICAL SERVICES, INC., ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.
oDONOGHUE'S MONEY FUND REPORT publishes annualized yields of money market funds weekly. Donoghue's Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.
oMONEY, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.
oSALOMON 30-DAY CD INDEX compares rate levels of 30-day certificates of deposit from the top ten prime representative banks.
ABOUT FEDERATED INVESTORS

Federated is dedicated to meeting investor needs which is reflected in its investment decision making-structured, straightforward, and consistent. This has resulted in a history of competitive performance with a range of competitive investment products that have gained the confidence of thousands of clients and their customers.
The company's disciplined security selection process is firmly rooted in sound methodologies backed by fundamental and technical research. Investment decisions are made and executed by teams of portfolio managers, analysts, and traders dedicated to specific market sectors.
In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1994, Federated managed more than $31 billion in assets across approximately 43 money market funds, including 17 government, 8 prime and 18 municipal with assets approximating $17 billion, $7.4 billion and $6.6 billion, respectively.
J. Thomas Madden, Executive Vice President, oversees Federated's equity and high yield corporate bond management while William D. Dawson, Executive Vice President, oversees Federated's domestic fixed income management. Henry A. Frantzen, Executive Vice President, oversees the management of Federated's international portfolios.
MUTUAL FUND MARKET
Twenty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $2 trillion to the more than 5,500 funds available.* Federated Investors, through its subsidiaries, distributes mutual funds for a variety of investment applications. Specific markets include:
INSTITUTIONAL
Federated meets the needs of more than 4,000 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of applications, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisors. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division.
TRUST ORGANIZATIONS
Other institutional clients include close relationships with more than 1,500 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios. The marketing effort to trust clients is headed by Mark R. Gensheimer, Executive Vice President, Bank Marketing & Sales.
BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES
Federated mutual funds are available to consumers through major brokerage firms nationwide- including 200 New York Stock Exchange firms- supported by more wholesalers than any other mutual fund distributor. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Division.




*Source:  Investment Company Institute








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